Insurance contracts in the financial services segment - Summary of remaining coverage and liabilities for incurred claims (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Insurance service expenses
Insurance finance expenses (income)	¥ 30,155	¥ 57,995
Other	(1,334)	76
Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	(56,975)	(60,751)
Insurance contract liabilities, Beginning	13,094,339	12,510,030
Net amounts, Beginning	13,037,364	12,449,279
Insurance revenue	(622,959)	(586,115)
Insurance service expenses
Incurred claims and other insurance service expenses	298,177	273,088
Amortization of insurance acquisition cash flows	134,818	124,518
Changes in liabilities for incurred claims	5,661	5,008
Losses and reversals of losses on onerous contracts	14,276	4,592
Total insurance service expenses	452,932	407,206
Insurance service result	(170,027)	(178,909)
Insurance finance expenses (income)	(634,805)	247,205
Total amounts recognized in comprehensive income	(804,832)	68,296
Premiums received	2,056,493	1,886,124
Insurance acquisition cash flows	(167,299)	(153,410)
Claims and other insurance service expenses paid	(1,298,150)	(1,212,518)
Total cash flows	591,044	520,196
Other	(653)	(407)
Insurance contract assets, Ending	(47,715)	(56,975)
Insurance contracts liabilities, Ending	12,870,638	13,094,339
Net amounts, Ending	12,822,923	13,037,364
Net liabilities or assets for remaining coverage excluding loss component [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	(90,377)	(93,283)
Insurance contract liabilities, Beginning	12,900,023	12,331,738
Net amounts, Beginning	12,809,646	12,238,455
Insurance revenue	(622,959)	(586,115)
Insurance service expenses
Amortization of insurance acquisition cash flows	134,818	124,518
Total insurance service expenses	134,818	124,518
Insurance service result	(488,141)	(461,597)
Insurance finance expenses (income)	(631,892)	244,793
Total amounts recognized in comprehensive income	(1,120,033)	(216,804)
Investment component excluded from insurance revenue and insurance service expenses	(992,966)	(944,520)
Premiums received	2,056,493	1,886,124
Insurance acquisition cash flows	(167,299)	(153,410)
Total cash flows	1,889,194	1,732,714
Other	(68)	(199)
Insurance contract assets, Ending	(81,537)	(90,377)
Insurance contracts liabilities, Ending	12,667,310	12,900,023
Net amounts, Ending	12,585,773	12,809,646
Loss component [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, Beginning	55,333	51,840
Net amounts, Beginning	55,333	51,840
Insurance service expenses
Incurred claims and other insurance service expenses	(5,882)	(3,721)
Losses and reversals of losses on onerous contracts	14,276	4,592
Total insurance service expenses	8,394	871
Insurance service result	8,394	871
Insurance finance expenses (income)	(498)	2,663
Total amounts recognized in comprehensive income	7,896	3,534
Other	(46)	(41)
Insurance contract assets, Ending	2
Insurance contracts liabilities, Ending	63,181	55,333
Net amounts, Ending	63,183	55,333
Liabilities for incurred claims [member] | Insurance contracts issued remaining coverage and incurred claim [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract assets, Beginning	33,402	32,532
Insurance contract liabilities, Beginning	138,983	126,452
Net amounts, Beginning	172,385	158,984
Insurance service expenses
Incurred claims and other insurance service expenses	304,059	276,809
Changes in liabilities for incurred claims	5,661	5,008
Total insurance service expenses	309,720	281,817
Insurance service result	309,720	281,817
Insurance finance expenses (income)	(2,415)	(251)
Total amounts recognized in comprehensive income	307,305	281,566
Investment component excluded from insurance revenue and insurance service expenses	992,966	944,520
Claims and other insurance service expenses paid	(1,298,150)	(1,212,518)
Total cash flows	(1,298,150)	(1,212,518)
Other	(539)	(167)
Insurance contract assets, Ending	33,820	33,402
Insurance contracts liabilities, Ending	140,147	138,983
Net amounts, Ending	¥ 173,967	¥ 172,385